Other Receivables, Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Other Receivables, Related Party

8. Other Receivables, Related Party

As of June 30, 2023 the Company has a receivable of $4.0 million due from related parties of which $3.7 million is due from Biofrontera AG for its 50% share of the balance of a legal settlement (see Note 18. Commitments and Contingencies – Legal proceedings) for which both parties are jointly and severally liable. The Company has a contractual right to repayment of its share of the settlement payments, plus interest and other miscellaneous settlement costs, from Biofrontera AG under the Settlement Allocation Agreement (“Allocation Agreement”) entered into on December 9, 2021 and as amended on March 31, 2022, which provides that the settlement payments would first be made by the Company and then reimbursed by Biofrontera AG for its share. The Allocation Agreement, as amended, provides certain remedies to the Company, if Biofrontera AG fails to make timely reimbursements, which the Company may implement in its sole discretion, including the ability to charge interest at a rate of 6.0% per annum for each day that any reimbursement is past due and the ability to offset any overdue reimbursement amounts against payments owed to Biofrontera AG by the Company (including amounts owed under the Company’s license and supply agreement for Ameluz®). As such, no reserve for the receivable was deemed necessary as of June 30, 2023 or December 31, 2022.

8. Other Receivables, Related Party

As of December 31, 2022, the Company has a receivable of $6.5 million ($3.7 short term and $2.8 long-term) due from the Biofrontera Group of which $6.4 million is due from Biofrontera AG for its 50% share of the balance of a legal settlement for which both parties are jointly and severally liable (refer to Note 24 Commitments and Contingencies). The Company’s receivable balance from Biofrontera AG related to the legal settlement as of December 31, 2021 was $11.3 million, with $2.8 million in long-term. The Company has a contractual right to repayment of its share of the settlement payments, plus interest and other miscellaneous settlement costs, from Biofrontera AG under the Settlement Allocation Agreement entered into on December 9, 2021 and as amended on March 31, 2022, which provides that the settlement payments would first be made by the Company and then reimbursed by Biofrontera AG for its share. The March 31, 2022 Amended Settlement Allocation Agreement provides certain remedies to the Company, if Biofrontera AG fails to make timely reimbursements, which the Company may implement in its sole discretion, including the ability to charge interest at a rate of 6.0% per annum for each day that any reimbursement is past due and the ability to offset any overdue reimbursement amounts against payments owed to Biofrontera AG by the Company (including amounts owed under the Company’s license and supply agreement for Ameluz®). As such, no reserve for the receivable was deemed necessary as of December 31, 2022 or December 31, 2021.